GOODWILL AND INTANGIBLE ASSETS - Narrative (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 20,130	$ 22,649	$ 30,195	$ 30,062	$ 26,162